Derivative Financial Instruments - Summary of When Hedged Cash Flows are Expected to Affect the Income Statement (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Forecast receivable cash flows	£ 1,842	£ 1,693
Forecast payable cash flows	(25,846)	(22,015)
Not Later Than 1 Year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Forecast receivable cash flows	275	240
Forecast payable cash flows	(3,486)	(4,059)
Later Than 1 Year and Not Later Than 2 Years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Forecast receivable cash flows	280	220
Forecast payable cash flows	(5,288)	(3,392)
2 - 3 years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Forecast receivable cash flows	262	217
Forecast payable cash flows	(3,912)	(3,681)
3 - 4 years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Forecast receivable cash flows	197	202
Forecast payable cash flows	(3,572)	(2,998)
4 - 5 years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Forecast receivable cash flows	160	146
Forecast payable cash flows	(2,224)	(2,274)
In More Than 5 Years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Forecast receivable cash flows	668	668
Forecast payable cash flows	£ (7,364)	£ (5,611)